UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Brent R. Harris

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: 1-800-927-4648

Date of fiscal year end: March 31

Date of reporting period: July 1, 2009 - June 30, 2010

Item 1. Proxy Voting Record

PIMCO Funds (the “Registrant”) is an open-end management investment company consisting of 81 separate operational portfolios (“Funds”) for the period ending June 30, 2010. The following provides the proxy voting record for certain Funds. Such Funds held portfolio securities for which certain matters relating to such portfolio securities were considered at a shareholder meeting held during the period ending June 30, 2010 with respect to which the Registrant was entitled to vote on behalf of the Funds. The remaining Funds did not hold portfolio securities for which any matters relating to such portfolio securities were considered at a shareholder meeting held during the period ending June 30, 2010 with respect to which the Registrant was entitled to vote on behalf of the Funds.

	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fund Name	Security Issuer Name	Exchange Ticker Symbol	Cusip or ISIN	Security Holder Meeting Date	Matter Voted On	Proposal by Issuer or Security Holder	Vote Cast (Y/N?)	Voting Result: For, Against, Abstain	Vote Cast “For” or “Against” Management or “Abstain”

PIMCO Convertible Fund	Keycorp	KEY G	493267405	5/20/2010	3-Amendment to articles and regulations to revise the voting rights of the Series B preferred stock	Issuer	No	—	—

PIMCO Global Multi-Asset Fund	iShares MSCI EAFE Index Fund	EFA	464287465	11/4/2009	1-To approve a new investment advisory agreement between iShares Trust, on behalf of each of its funds, and BlackRock Fund Advisors	Issuer	Yes	For	For

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar Hedged)	iShares MSCI EAFE Index Fund	EFA	464287465	11/4/2009	1-To approve a new investment advisory agreement between iShares Trust, on behalf of each of its funds, and BlackRock Fund Advisors	Issuer	No	—	—

PIMCO RealRetirement® 2020 Fund	iShares MSCI Emerging Markets Index Fund	EEM	464287234	11/4/2009	1-To approve a new investment advisory agreement between iShares, Inc., on behalf of each of its funds, and BlackRock Fund Advisors	Issuer	Yes	For	For

PIMCO RealRetirement® 2030 Fund	iShares MSCI Emerging Markets Index Fund	EEM	464287234	11/4/2009	1-To approve a new investment advisory agreement between iShares, Inc., on behalf of each of its funds, and BlackRock Fund Advisors	Issuer	Yes	For	For

PIMCO RealRetirement® 2040 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	1 - Directors Recommend: A vote for election of the following nominees: 01- John J. Brennan, 02-Charles D. Ellis, 03-Emerson U. Fullwood, 04-Rajiv L. Gupta, 05-Amy Gutmann, 06-Joann Heffernan Heisen, 07-F. William McNabb III,08- Andre F. Perold, 09-Alfred M. Rankin, Jr., 10-Peter F. Volanakis	Issuer	No	—	—

PIMCO RealRetirement® 2040 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	2A-To approve updating and standardizing the fund(s) fundamental policies regarding purchasing and selling real estate	Issuer	No	—	—

PIMCO RealRetirement® 2040 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	2B-To approve updating and standardizing the fund(s) fundamental policies regarding issuing senior securities	Issuer	No	—	—

PIMCO RealRetirement® 2040 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	2C-To approve updating and standardizing the fund(s) fundamental policies regarding borrowing money	Issuer	No	—	—

PIMCO RealRetirement® 2040 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	2D-To approve updating and standardizing the fund(s) fundamental policies regarding making loans	Issuer	No	—	—

PIMCO RealRetirement® 2040 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	2E-To approve updating and standardizing the fund(s) fundamental policies regarding purchasing and selling commodities	Issuer	No	—	—

PIMCO RealRetirement® 2040 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	2F-To approve updating and standardizing the fund(s) fundamental policies regarding concentrating investments in a particular industry or group of industries	Issuer	No	—	—

PIMCO RealRetirement® 2040 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	2G-To approve updating and standardizing the fund(s) fundamental polices regarding elimination of outdated fundamental policies not required by law	Issuer	No	—	—

PIMCO RealRetirement® 2040 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	3-Shareholder Proposal “That the board institute procedures to prevent holding investments in companies that, in the judgment of the board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights”	Share holder	No	—	—

PIMCO RealRetirement® 2040 Fund	iShares MSCI Emerging Markets Index Fund	EEM	464287234	11/4/2009	1-To approve a new investment advisory agreement between iShares, Inc., on behalf of each of its funds, and BlackRock Fund Advisors	Issuer	Yes	For	For

PIMCO RealRetirement® 2050 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	1 - Directors Recommend: A vote for election of the following nominees: 01- John J. Brennan, 02-Charles D. Ellis, 03-Emerson U. Fullwood, 04-Rajiv L. Gupta, 05-Amy Gutmann, 06-Joann Heffernan Heisen, 07-F. William McNabb III,08- Andre F. Perold, 09-Alfred M. Rankin, Jr., 10-Peter F. Volanakis	Issuer	No	—	—

PIMCO RealRetirement® 2050 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	2A-To approve updating and standardizing the fund(s) fundamental policies regarding purchasing and selling real estate	Issuer	No	—	—

PIMCO RealRetirement® 2050 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	2B-To approve updating and standardizing the fund(s) fundamental policies regarding issuing senior securities	Issuer	No	—	—

PIMCO RealRetirement® 2050 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	2C-To approve updating and standardizing the fund(s) fundamental policies regarding borrowing money	Issuer	No	—	—

PIMCO RealRetirement® 2050 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	2D-To approve updating and standardizing the fund(s) fundamental policies regarding making loans	Issuer	No	—	—

PIMCO RealRetirement® 2050 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	2E-To approve updating and standardizing the fund(s) fundamental policies regarding purchasing and selling commodities	Issuer	No	—	—

PIMCO RealRetirement® 2050 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	2F-To approve updating and standardizing the fund(s) fundamental policies regarding concentrating investments in a particular industry or group of industries	Issuer	No	—	—

PIMCO RealRetirement® 2050 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	2G-To approve updating and standardizing the fund(s) fundamental polices regarding elimination of outdated fundamental policies not required by law	Issuer	No	—	—

PIMCO RealRetirement® 2050 Fund	Vanguard Emerging Markets Stk Index ETF	VWO	922042858	7/2/2009	3-Shareholder Proposal “That the board institute procedures to prevent holding investments in companies that, in the judgment of the board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights”	Share holder	No	—	—

PIMCO RealRetirement® 2050 Fund	iShares MSCI Emerging Markets Index Fund	EEM	464287234	11/4/2009	1-To approve a new investment advisory agreement between iShares, Inc., on behalf of each of its funds, and BlackRock Fund Advisors	Issuer	Yes	For	For

PIMCO Total Return Fund III	XL Capital LTD		98372PAJ7	4/30/2010	S1-To approve the scheme of arrangement proposal, as described in the accompanying preference shareholder circular	Issuer	Yes	Abstain	Abstain

PIMCO Total Return Fund III	XL Capital LTD		98372PAJ7	4/30/2010	S2-To approve a motion to adjourn the special scheme meeting to a later date to solicit additional proxies if there are insufficient proxies to approve the scheme of arrangement proposal at the time of the special scheme meeting	Issuer	Yes	Abstain	Abstain

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Brent R. Harris
Brent R. Harris, President and Chairman of the Board, Principal Executive Officer

Date: February 11, 2011